SUPPLEMENT DATED FEBRUARY 16, 2010
TO
PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Lord Abbett Series Fund All Value Portfolio.

The name of the Lord Abbett Series Fund All Value Portfolio will be changed to Lord Abbett Series Fund Fundamental Equity Portfolio on or about April 30, 2010.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Selects (US) 2010